Quarterly Holdings Report
for

Fidelity Advisor® New Insights Fund

March 31, 2019

ANIF-QTLY-0519
1.799846.115

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value (000s)
COMMUNICATION SERVICES - 12.8%
Diversified Telecommunication Services - 0.7%
Verizon Communications, Inc.	2,992,300	$176,935
Entertainment - 3.2%
Activision Blizzard, Inc.	1,256,132	57,192
Live Nation Entertainment, Inc. (a)	87,200	5,541
Netflix, Inc. (a)	1,851,200	660,064
Spotify Technology SA (a)	53,600	7,440
The Walt Disney Co.	628,000	69,727
Trion World, Inc. (a)(b)(c)	702,569	0
Weinstein Co. Holdings LLC Class A-1 (a)(b)(c)	2,267	0
WME Entertainment Parent, LLC Class A (a)(b)(c)(d)	13,215,782	40,837
		840,801
Interactive Media & Services - 7.8%
Alphabet, Inc.:
Class A (a)	645,114	759,228
Class C (a)	131,600	154,408
CarGurus, Inc. Class A (a)	427,350	17,120
Facebook, Inc. Class A (a)	6,739,701	1,123,441
Match Group, Inc. (e)	33,600	1,902
TripAdvisor, Inc. (a)	122,300	6,292
		2,062,391
Media - 1.0%
Comcast Corp. Class A	5,371,600	214,757
Discovery Communications, Inc. Class A (a)	384,700	10,395
Liberty Media Corp. Liberty Formula One Group Series C (a)	933,300	32,712
		257,864
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	535,200	36,982

TOTAL COMMUNICATION SERVICES		3,374,973

CONSUMER DISCRETIONARY - 11.8%
Automobiles - 0.5%
Fiat Chrysler Automobiles NV (e)	5,003,700	74,305
General Motors Co.	366,300	13,590
Tesla, Inc. (a)(e)	108,724	30,427
Toyota Motor Corp.	158,600	9,343
		127,665
Diversified Consumer Services - 0.0%
Chegg, Inc. (a)	43,200	1,647
Hotels, Restaurants & Leisure - 1.7%
ARAMARK Holdings Corp.	3,212,200	94,921
Chipotle Mexican Grill, Inc. (a)	79,300	56,328
Darden Restaurants, Inc.	89,800	10,908
Dunkin' Brands Group, Inc.	538,000	40,404
Hilton Worldwide Holdings, Inc.	19,100	1,587
Marriott International, Inc. Class A	84,215	10,534
McDonald's Corp.	763,900	145,065
Starbucks Corp.	115,400	8,579
U.S. Foods Holding Corp. (a)	1,821,800	63,599
Wynn Resorts Ltd.	189,900	22,659
		454,584
Household Durables - 0.8%
Blu Homes, Inc. (a)(b)(c)	98,215,581	170
D.R. Horton, Inc.	1,880,124	77,800
Mohawk Industries, Inc. (a)	36,400	4,592
Newell Brands, Inc.	1,832,800	28,115
NVR, Inc. (a)	16,760	46,375
Toll Brothers, Inc.	1,389,800	50,311
		207,363
Internet & Direct Marketing Retail - 5.2%
Alibaba Group Holding Ltd. sponsored ADR (a)	9,200	1,679
Amazon.com, Inc. (a)	767,460	1,366,653
eBay, Inc.	91,800	3,409
MercadoLibre, Inc. (a)	18,700	9,495
Ocado Group PLC (a)	110,400	1,971
Wayfair LLC Class A (a)	7,500	1,113
		1,384,320
Multiline Retail - 0.5%
Dollar General Corp.	734,200	87,590
Dollar Tree, Inc. (a)	127,500	13,393
Ollie's Bargain Outlet Holdings, Inc. (a)	255,510	21,803
		122,786
Specialty Retail - 1.7%
Advance Auto Parts, Inc.	9,900	1,688
AutoZone, Inc. (a)	109,234	111,869
Home Depot, Inc.	282,300	54,171
John David Group PLC	566,500	3,708
O'Reilly Automotive, Inc. (a)	79,392	30,828
Ross Stores, Inc.	171,600	15,976
Tiffany & Co., Inc.	437,000	46,125
TJX Companies, Inc.	3,211,534	170,886
Ulta Beauty, Inc. (a)	42,700	14,891
Urban Outfitters, Inc. (a)	217,600	6,450
		456,592
Textiles, Apparel & Luxury Goods - 1.4%
adidas AG	335,107	81,421
Allbirds, Inc. (b)(c)	37,884	1,956
Brunello Cucinelli SpA	1,809,400	62,210
China Hongxing Sports Ltd. (c)	6,000,000	251
Deckers Outdoor Corp. (a)	36,300	5,336
Gildan Activewear, Inc.	136,100	4,894
lululemon athletica, Inc. (a)	59,600	9,767
NIKE, Inc. Class B	457,266	38,506
Pinduoduo, Inc. ADR	234,200	5,808
PVH Corp.	438,200	53,438
Tapestry, Inc.	1,384,900	44,995
Under Armour, Inc. Class A (sub. vtg.) (a)(e)	1,583,300	33,471
VF Corp.	422,400	36,711
		378,764

TOTAL CONSUMER DISCRETIONARY		3,133,721

CONSUMER STAPLES - 5.4%
Beverages - 0.5%
Boston Beer Co., Inc. Class A (a)	5,700	1,680
Diageo PLC	286,300	11,716
Diageo PLC sponsored ADR	187,700	30,710
Keurig Dr. Pepper, Inc.	1,096,600	30,672
Monster Beverage Corp. (a)	55,900	3,051
PepsiCo, Inc.	80,900	9,914
The Coca-Cola Co.	692,400	32,446
		120,189
Food & Staples Retailing - 1.1%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	145,500	8,571
Costco Wholesale Corp.	427,756	103,577
Walmart, Inc.	1,715,300	167,293
		279,441
Food Products - 0.6%
Freshpet, Inc. (a)	121,100	5,121
Greencore Group PLC	18,326,123	48,215
Mondelez International, Inc.	268,700	13,414
Post Holdings, Inc. (a)	16,200	1,772
The Hershey Co.	613,700	70,471
The Simply Good Foods Co. (a)	527,000	10,851
		149,844
Household Products - 1.4%
Colgate-Palmolive Co.	97,500	6,683
Kimberly-Clark Corp.	615,700	76,285
Procter & Gamble Co.	2,477,800	257,815
Reckitt Benckiser Group PLC	512,600	42,660
		383,443
Personal Products - 1.1%
Coty, Inc. Class A	2,386,000	27,439
Estee Lauder Companies, Inc. Class A	1,136,758	188,190
Kao Corp.	168,800	13,323
L'Oreal SA	7,000	1,885
Shiseido Co. Ltd.	189,200	13,699
Unilever NV (Certificaten Van Aandelen) (Bearer)	732,200	42,688
		287,224
Tobacco - 0.7%
Altria Group, Inc.	2,446,100	140,480
British American Tobacco PLC sponsored ADR	1,302,100	54,324
		194,804

TOTAL CONSUMER STAPLES		1,414,945

ENERGY - 5.2%
Energy Equipment & Services - 0.4%
Borr Drilling Ltd. (a)	15,257,600	47,056
Oceaneering International, Inc. (a)	2,249,417	35,473
Pacific Drilling SA (a)	1,314,471	18,639
Pacific Drilling SA	77,112	1,093
		102,261
Oil, Gas & Consumable Fuels - 4.8%
BP PLC sponsored ADR	2,306,400	100,836
Cabot Oil & Gas Corp.	2,229,880	58,200
Centennial Resource Development, Inc. Class A (a)	4,322,118	37,991
Cheniere Energy, Inc. (a)	907,139	62,012
Concho Resources, Inc. (a)	25,680	2,849
ConocoPhillips Co.	349,650	23,336
Continental Resources, Inc. (a)	437,719	19,597
EOG Resources, Inc.	574,000	54,633
Exxon Mobil Corp.	3,957,600	319,774
Golar LNG Ltd.	1,567,200	33,052
GoviEx Uranium, Inc. (a)	851,865	102
GoviEx Uranium, Inc. (a)(f)	23,200	3
GoviEx Uranium, Inc. Class A (a)(f)	2,625,135	314
Hess Corp.	2,936,400	176,859
Kosmos Energy Ltd.	15,492,500	96,518
Magnolia Oil & Gas Corp.	971,000	11,652
Phillips 66 Co.	113,000	10,754
Pioneer Natural Resources Co.	11,200	1,706
Reliance Industries Ltd.	4,348,973	85,694
The Williams Companies, Inc.	3,463,448	99,470
Valero Energy Corp.	682,000	57,854
Whiting Petroleum Corp. (a)	487,100	12,733
		1,265,939

TOTAL ENERGY		1,368,200

FINANCIALS - 13.2%
Banks - 4.5%
Banco do Brasil SA	561,600	6,988
Bank of America Corp.	19,331,327	533,351
Citigroup, Inc.	1,575,300	98,015
Credicorp Ltd. (United States)	12,900	3,095
First Republic Bank	351,100	35,272
HDFC Bank Ltd. sponsored ADR	1,414,272	163,928
JPMorgan Chase & Co.	1,707,200	172,820
Kotak Mahindra Bank Ltd.	1,962,572	37,856
Metro Bank PLC (a)(e)	1,569,015	15,490
PNC Financial Services Group, Inc.	557,489	68,382
SunTrust Banks, Inc.	982,100	58,189
		1,193,386
Capital Markets - 1.0%
Bank of New York Mellon Corp.	2,080,139	104,901
BM&F BOVESPA SA	556,800	4,568
Brookfield Asset Management, Inc. Class A	144,700	6,742
Charles Schwab Corp.	715,900	30,612
CME Group, Inc.	210,700	34,677
The NASDAQ OMX Group, Inc.	672,300	58,820
TPG Specialty Lending, Inc.	1,903,400	38,068
		278,388
Consumer Finance - 0.7%
American Express Co.	1,721,200	188,127
Diversified Financial Services - 3.5%
Berkshire Hathaway, Inc.:
Class A (a)	2,250	677,734
Class B (a)	970,100	194,883
Churchill Capital Corp. Class A (a)	878,900	11,812
Focus Financial Partners, Inc. Class A	826,700	29,464
		913,893
Insurance - 3.3%
Admiral Group PLC	859,223	24,284
AFLAC, Inc.	66,200	3,310
American International Group, Inc.	4,601,800	198,154
Arch Capital Group Ltd. (a)	1,320,400	42,675
Beazley PLC	3,756,400	25,196
Chubb Ltd.	1,161,785	162,743
Fairfax Financial Holdings Ltd. (sub. vtg.)	32,600	15,100
First American Financial Corp.	898,900	46,293
FNF Group	2,159,300	78,922
Hiscox Ltd.	1,726,600	35,081
Marsh & McLennan Companies, Inc.	624,700	58,659
MetLife, Inc.	2,033,000	86,545
Progressive Corp.	259,600	18,715
The Travelers Companies, Inc.	519,400	71,241
		866,918
Thrifts & Mortgage Finance - 0.2%
LendingTree, Inc. (a)	4,719	1,659
Radian Group, Inc.	2,351,789	48,776
		50,435

TOTAL FINANCIALS		3,491,147

HEALTH CARE - 13.2%
Biotechnology - 2.3%
23andMe, Inc. (a)(b)(c)	22,532	300
Acceleron Pharma, Inc. (a)	96,700	4,503
Agios Pharmaceuticals, Inc. (a)	568,562	38,344
Alexion Pharmaceuticals, Inc. (a)	155,100	20,966
Allogene Therapeutics, Inc.	202,400	5,851
Amgen, Inc.	741,399	140,851
Arena Pharmaceuticals, Inc. (a)	76,839	3,445
Ascendis Pharma A/S sponsored ADR (a)	26,600	3,131
bluebird bio, Inc. (a)	60,700	9,550
Celgene Corp. (a)	660,800	62,340
CSL Ltd.	12,228	1,693
Exact Sciences Corp. (a)	126,700	10,975
FibroGen, Inc. (a)	384,631	20,905
Gossamer Bio, Inc.	94,600	2,050
Mirati Therapeutics, Inc. (a)	90,000	6,597
Morphosys AG (a)	16,100	1,466
Neurocrine Biosciences, Inc. (a)	205,560	18,110
Olivo Labs (a)(b)(c)	630,333	0
Regeneron Pharmaceuticals, Inc. (a)	131,800	54,120
Sage Therapeutics, Inc. (a)	61,700	9,813
Vertex Pharmaceuticals, Inc. (a)	982,669	180,762
		595,772
Health Care Equipment & Supplies - 3.2%
Abbott Laboratories	1,200,400	95,960
Baxter International, Inc.	1,860,100	151,245
Becton, Dickinson & Co.	388,100	96,920
Boston Scientific Corp. (a)	2,312,624	88,759
Danaher Corp.	1,272,500	167,995
DexCom, Inc. (a)	335,300	39,934
Edwards Lifesciences Corp. (a)	603,200	115,410
Hoya Corp.	26,400	1,741
I-Pulse, Inc. (a)(b)(c)	58,562	632
Intuitive Surgical, Inc. (a)	139,200	79,425
Olympus Corp.	110,600	1,203
Penumbra, Inc. (a)	15,249	2,242
Sonova Holding AG Class B	57,100	11,297
Stryker Corp.	28,700	5,669
		858,432
Health Care Providers & Services - 3.2%
Anthem, Inc.	238,300	68,387
Covetrus, Inc. (a)	333,965	10,637
HealthEquity, Inc. (a)	137,308	10,158
Henry Schein, Inc. (a)	835,062	50,196
LHC Group, Inc. (a)	15,800	1,752
Molina Healthcare, Inc. (a)	11,400	1,618
National Vision Holdings, Inc. (a)	1,791,727	56,314
Notre Dame Intermedica Participacoes SA	168,900	1,415
UnitedHealth Group, Inc.	2,320,100	573,668
Universal Health Services, Inc. Class B	487,300	65,186
		839,331
Health Care Technology - 0.5%
Castlight Health, Inc. (a)	1,325,100	4,969
Cerner Corp. (a)	748,730	42,835
Veeva Systems, Inc. Class A (a)	676,270	85,792
		133,596
Life Sciences Tools & Services - 2.2%
Agilent Technologies, Inc.	1,338,100	107,556
Bruker Corp.	1,055,000	40,554
IQVIA Holdings, Inc. (a)	296,607	42,667
Mettler-Toledo International, Inc. (a)	207,730	150,189
PRA Health Sciences, Inc. (a)	217,600	23,999
Thermo Fisher Scientific, Inc.	786,169	215,190
Waters Corp. (a)	13,500	3,398
		583,553
Pharmaceuticals - 1.8%
AstraZeneca PLC:
(United Kingdom)	100,221	8,000
sponsored ADR	2,242,400	90,660
Catalent, Inc. (a)	771,000	31,295
Eli Lilly & Co.	803,000	104,197
GlaxoSmithKline PLC	601	12
Idorsia Ltd. (a)	334,200	5,880
Ipsen SA	23,200	3,180
Merck & Co., Inc.	447,200	37,194
Novartis AG sponsored ADR	491,200	47,224
Perrigo Co. PLC	911,900	43,917
Roche Holding AG (participation certificate)	205,942	56,748
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	7,000	110
Zoetis, Inc. Class A	424,400	42,724
		471,141

TOTAL HEALTH CARE		3,481,825

INDUSTRIALS - 7.7%
Aerospace & Defense - 2.1%
General Dynamics Corp.	789,800	133,697
Harris Corp.	30,400	4,855
Huntington Ingalls Industries, Inc.	263,963	54,693
Kratos Defense & Security Solutions, Inc. (a)	2,302,800	35,993
Northrop Grumman Corp.	471,100	127,009
Space Exploration Technologies Corp.:
Class A (a)(b)(c)	247,745	46,081
Class C (a)(b)(c)	4,546	846
Teledyne Technologies, Inc. (a)	159,500	37,803
The Boeing Co.	257,200	98,101
TransDigm Group, Inc. (a)	39,800	18,069
		557,147
Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	719,500	62,589
Airlines - 0.2%
Ryanair Holdings PLC sponsored ADR (a)	582,400	43,645
Building Products - 0.5%
Fortune Brands Home & Security, Inc.	493,289	23,485
Masco Corp.	154,400	6,069
Toto Ltd.	2,614,300	111,160
		140,714
Commercial Services & Supplies - 0.5%
Cintas Corp.	208,996	42,240
KAR Auction Services, Inc.	965,000	49,514
Stericycle, Inc. (a)	428,200	23,303
TulCo LLC (a)(b)(c)(d)	17,377	9,526
Waste Connection, Inc. (United States)	50,718	4,493
Waste Management, Inc.	35,900	3,730
		132,806
Electrical Equipment - 0.7%
AMETEK, Inc.	153,769	12,758
Fortive Corp.	1,368,513	114,805
Melrose Industries PLC	19,166,625	45,721
		173,284
Industrial Conglomerates - 1.6%
General Electric Co.	41,440,700	413,993
Machinery - 0.6%
Deere & Co.	368,800	58,949
Donaldson Co., Inc.	940,900	47,101
Ingersoll-Rand PLC	45,600	4,923
PACCAR, Inc.	23,700	1,615
Pentair PLC	521,900	23,230
Rational AG	18,838	11,622
Rexnord Corp. (a)	351,136	8,828
Wabtec Corp.	192,725	14,208
		170,476
Professional Services - 0.1%
CoStar Group, Inc. (a)	10,200	4,757
FTI Consulting, Inc. (a)	214,300	16,463
		21,220
Road & Rail - 1.0%
CSX Corp.	732,000	54,768
Genesee & Wyoming, Inc. Class A (a)	542,100	47,239
Lyft, Inc.	126,800	9,130
Lyft, Inc.	1,389,654	97,916
Norfolk Southern Corp.	8,800	1,645
Union Pacific Corp.	330,700	55,293
		265,991
Trading Companies & Distributors - 0.2%
Bunzl PLC	1,814,507	59,839
W.W. Grainger, Inc.	22,005	6,622
		66,461

TOTAL INDUSTRIALS		2,048,326

INFORMATION TECHNOLOGY - 21.6%
Communications Equipment - 1.2%
Arista Networks, Inc. (a)	108,604	34,152
Ciena Corp. (a)	99,300	3,708
Cisco Systems, Inc.	4,724,800	255,092
Motorola Solutions, Inc.	123,100	17,286
Telefonaktiebolaget LM Ericsson (B Shares)	886,700	8,147
		318,385
Electronic Equipment & Components - 1.8%
Amphenol Corp. Class A	4,320,069	407,987
CDW Corp.	7,800	752
Corning, Inc.	282,900	9,364
Dolby Laboratories, Inc. Class A	39,521	2,489
Keysight Technologies, Inc. (a)	127,000	11,074
Zebra Technologies Corp. Class A (a)	190,911	40,002
		471,668
IT Services - 6.6%
Accenture PLC Class A	9,300	1,637
Adyen BV (f)	30,149	23,606
Akamai Technologies, Inc. (a)	813,000	58,300
ASAC II LP (a)(b)(c)	9,408,021	1,581
Endava PLC ADR (a)	600	17
EPAM Systems, Inc. (a)	87,600	14,816
Fidelity National Information Services, Inc.	405,530	45,865
First Data Corp. Class A (a)	3,196,603	83,975
Fiserv, Inc. (a)	449,484	39,680
Global Payments, Inc.	333,492	45,528
Infosys Ltd. sponsored ADR	879,800	9,616
Leidos Holdings, Inc.	1,111,600	71,242
MasterCard, Inc. Class A	993,848	234,002
MongoDB, Inc. Class A (a)	276,400	40,636
Netcompany Group A/S (f)	1,000	36
Okta, Inc. (a)	874,070	72,312
PayPal Holdings, Inc. (a)	3,870,993	401,964
Shopify, Inc. Class A (a)	178,100	36,765
Square, Inc. (a)	250,600	18,775
Twilio, Inc. Class A (a)	70,400	9,094
Visa, Inc. Class A	3,399,671	530,995
Wix.com Ltd. (a)	48,400	5,848
		1,746,290
Semiconductors & Semiconductor Equipment - 0.8%
Advanced Micro Devices, Inc. (a)	961,500	24,537
Analog Devices, Inc.	75,200	7,916
Broadcom, Inc.	27,600	8,300
Marvell Technology Group Ltd.	197,200	3,922
Microchip Technology, Inc.	71,800	5,957
NVIDIA Corp.	626,571	112,507
NXP Semiconductors NV	17,300	1,529
Xilinx, Inc.	470,000	59,591
		224,259
Software - 11.2%
Adobe, Inc. (a)	2,106,486	561,357
Atlassian Corp. PLC (a)	647,650	72,789
Black Knight, Inc. (a)	2,131,150	116,148
Coupa Software, Inc. (a)	231,161	21,031
DocuSign, Inc.	88,100	4,567
Dropbox, Inc. Class A (a)	1,402,514	30,575
Fortinet, Inc. (a)	52,800	4,434
Intuit, Inc.	484,417	126,631
Microsoft Corp.	7,305,731	861,638
New Relic, Inc. (a)	158,299	15,624
Paycom Software, Inc. (a)	230,381	43,572
Pivotal Software, Inc.	79,100	1,649
RingCentral, Inc. (a)	449,668	48,474
Salesforce.com, Inc. (a)	4,302,111	681,325
ServiceNow, Inc. (a)	41,300	10,180
SS&C Technologies Holdings, Inc.	85,700	5,458
SurveyMonkey	47,500	865
SurveyMonkey (f)	2,069,881	37,693
Tableau Software, Inc. (a)	426,900	54,336
Tanium, Inc. Class B (a)(b)(c)	692,100	6,017
Ultimate Software Group, Inc. (a)	214,899	70,945
Workday, Inc. Class A (a)	909,725	175,440
Zscaler, Inc. (a)	70,900	5,029
		2,955,777
Technology Hardware, Storage & Peripherals - 0.0%
Xerox Corp.	103,500	3,310

TOTAL INFORMATION TECHNOLOGY		5,719,689

MATERIALS - 2.0%
Chemicals - 0.7%
DowDuPont, Inc.	205,500	10,955
International Flavors & Fragrances, Inc.	455,700	58,690
LG Chemical Ltd.	64,380	20,712
Nutrien Ltd.	705,020	37,183
Sherwin-Williams Co.	53,900	23,215
Westlake Chemical Corp.	338,600	22,977
		173,732
Metals & Mining - 1.3%
B2Gold Corp. (a)	33,009,932	92,384
Barrick Gold Corp. (Canada)	3,281,151	44,981
Franco-Nevada Corp.	1,402,061	105,117
Ivanhoe Mines Ltd. (a)	7,931,000	18,991
Kirkland Lake Gold Ltd.	1,012,852	30,802
Newcrest Mining Ltd.	2,130,256	38,586
Novagold Resources, Inc. (a)	3,386,172	14,114
		344,975

TOTAL MATERIALS		518,707

REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 1.1%
American Tower Corp.	1,003,675	197,784
Apartment Investment & Management Co. Class A	47,727	2,400
AvalonBay Communities, Inc.	42,200	8,471
Crown Castle International Corp.	246,900	31,603
Equity Residential (SBI)	223,400	16,826
Essex Property Trust, Inc.	24,100	6,971
Spirit MTA REIT	383,690	2,490
Spirit Realty Capital, Inc.	747,580	29,701
		296,246
UTILITIES - 2.5%
Electric Utilities - 2.4%
Alliant Energy Corp.	1,694,100	79,843
Duke Energy Corp.	1,958,500	176,265
Exelon Corp.	2,023,200	101,423
IDACORP, Inc.	400,000	39,816
NextEra Energy, Inc.	237,100	45,836
Southern Co.	1,665,700	86,083
Vistra Energy Corp.	361,000	9,397
Xcel Energy, Inc.	1,892,000	106,349
		645,012
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	261,110	11,092
The AES Corp.	218,212	3,945
		15,037

TOTAL UTILITIES		660,049

TOTAL COMMON STOCKS
(Cost $15,438,794)		25,507,828

Preferred Stocks - 1.4%
Convertible Preferred Stocks - 1.4%
COMMUNICATION SERVICES - 0.5%
Interactive Media & Services - 0.5%
Pinterest, Inc.:
Series E, 8.00% (a)(b)	13,203,155	78,691
Series F, 8.00% (a)(b)	8,808,645	52,500
Series G, 8.00% (a)(b)	1,676,465	9,992
		141,183
CONSUMER DISCRETIONARY - 0.3%
Leisure Products - 0.2%
Peloton Interactive, Inc.:
Series E (a)(b)(c)	2,769,852	39,997
Series F (b)(c)	990,692	14,306
		54,303
Textiles, Apparel & Luxury Goods - 0.1%
Allbirds, Inc.:
Series A (b)(c)	14,952	772
Series B (b)(c)	2,627	136
Series C (b)(c)	25,104	1,296
Bolt Threads, Inc. Series D (a)(b)(c)	1,324,673	17,075
		19,279
TOTAL CONSUMER DISCRETIONARY		73,582
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Roofoods Ltd. Series F (a)(b)(c)	21,314	11,688
FINANCIALS - 0.1%
Consumer Finance - 0.1%
Oportun Finance Corp. Series H (a)(b)(c)	10,791,166	25,899
HEALTH CARE - 0.2%
Biotechnology - 0.1%
23andMe, Inc.:
Series E (a)(b)(c)	166,247	2,214
Series F (a)(b)(c)	462,756	6,164
Intarcia Therapeutics, Inc. Series CC (a)(b)(c)	516,522	20,888
		29,266
Health Care Equipment & Supplies - 0.1%
Butterfly Network, Inc. Series D (b)(c)	2,225,827	22,859
Health Care Providers & Services - 0.0%
Mulberry Health, Inc. Series A8 (a)(b)(c)	1,159,721	8,287
TOTAL HEALTH CARE		60,412
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp.:
Series G (a)(b)(c)	145,254	27,017
Series H (a)(b)(c)	42,094	7,829
		34,846
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Magic Leap, Inc. Series D (a)(b)(c)	555,556	15,278
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
WeWork Companies, Inc. Series F (a)(b)(c)	35,018	1,891

TOTAL CONVERTIBLE PREFERRED STOCKS		364,779

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc. (b)(c)	8,033	415
FINANCIALS - 0.0%
Banks - 0.0%
Itau Unibanco Holding SA sponsored ADR	782,600	6,895
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC (C Shares) (a)	13,179,000	17

TOTAL NONCONVERTIBLE PREFERRED STOCKS		7,327

TOTAL PREFERRED STOCKS
(Cost $259,458)		372,106
	Principal Amount (000s)	Value (000s)

Corporate Bonds - 0.0%
Convertible Bonds - 0.0%
COMMUNICATION SERVICES - 0.0%
Entertainment - 0.0%
Trion World, Inc. 8% 10/10/19 pay-in-kind (b)(c)(g)(h)	313	0
Nonconvertible Bonds - 0.0%
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Pacific Drilling Second Lien Escrow Issuer Ltd. 12% 4/1/24 pay-in-kind (f)(h)	596	615
TOTAL CORPORATE BONDS
(Cost $922)		615
	Shares	Value (000s)

Other - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (b)(c)(d)	38,874,240	6,275
Utica Shale Drilling Program (non-operating revenue interest) 10% 10/5/23 (b)(c)(d)	35,578,067	23,126
TOTAL OTHER
(Cost $52,394)		29,401

Money Market Funds - 2.5%
Fidelity Cash Central Fund, 2.48% (i)	573,831,431	573,946
Fidelity Securities Lending Cash Central Fund 2.48% (i)(j)	86,845,031	86,854
TOTAL MONEY MARKET FUNDS
(Cost $660,785)		660,800
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $16,412,353)		26,570,750
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(126,253)
NET ASSETS - 100%		$26,444,497

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $502,541,000 or 1.9% of net assets.

 (c) Level 3 security

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Security or a portion of the security is on loan at period end.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $62,267,000 or 0.2% of net assets.

 (g) Non-income producing - Security is in default.

 (h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
23andMe, Inc.	12/7/18	$379
23andMe, Inc. Series E	6/18/15	$1,800
23andMe, Inc. Series F	8/31/17	$6,425
Allbirds, Inc.	10/9/18	$2,077
Allbirds, Inc.	10/9/18	$440
Allbirds, Inc. Series A	10/9/18	$820
Allbirds, Inc. Series B	10/9/18	$144
Allbirds, Inc. Series C	10/9/18	$1,377
ASAC II LP	10/10/13	$725
Blu Homes, Inc.	6/10/13 - 12/30/14	$32,763
Bolt Threads, Inc. Series D	12/13/17	$21,247
Butterfly Network, Inc. Series D	5/4/18	$22,859
I-Pulse, Inc.	3/18/10	$94
Intarcia Therapeutics, Inc. Series CC	11/14/12	$7,040
Magic Leap, Inc. Series D	10/6/17	$15,000
Mulberry Health, Inc. Series A8	1/20/16	$7,834
Olivo Labs	2/8/17	$763
Oportun Finance Corp. Series H	2/6/15	$30,726
Peloton Interactive, Inc. Series E	3/31/17	$15,000
Peloton Interactive, Inc. Series F	8/30/18	$14,306
Pinterest, Inc. Series E, 8.00%	10/23/13	$38,370
Pinterest, Inc. Series F, 8.00%	5/15/14	$29,923
Pinterest, Inc. Series G, 8.00%	2/27/15	$12,035
Roofoods Ltd. Series F	9/12/17	$7,536
Space Exploration Technologies Corp. Class A	10/16/15 - 9/11/17	$25,597
Space Exploration Technologies Corp. Class C	9/11/17	$614
Space Exploration Technologies Corp. Series G	1/20/15	$11,251
Space Exploration Technologies Corp. Series H	8/4/17	$5,682
Tanium, Inc. Class B	4/21/17	$3,436
Trion World, Inc.	8/22/08 - 3/20/13	$3,834
Trion World, Inc. 8% 10/10/19 pay-in-kind	10/10/13 - 4/10/18	$313
TulCo LLC	8/24/17	$6,089
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$16,815
Utica Shale Drilling Program (non-operating revenue interest) 10% 10/5/23	10/5/16 - 4/5/18	$35,579
Weinstein Co. Holdings LLC Class A-1	10/19/05	$2,304
WeWork Companies, Inc. Series F	12/1/16	$1,758
WME Entertainment Parent, LLC Class A	8/16/16	$25,715

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,400
Fidelity Securities Lending Cash Central Fund	147
Total	$1,547

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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